UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCEHDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Vinita K. Paul, Vice President and Chief Compliance Officer

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Ellen Drought; Godfrey & Kahn, S.C., 780 N. Water Street, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS (99.2%)	SHARES	VALUE
Airlines (4.0%)
JetBlue Airways Corp.(a)	1,767,605	$15,360,487
Latam Airlines Group SA (ADR)	832,950	12,535,898
		27,896,385
Auto Components (2.1%)
Johnson Controls, Inc.	308,250	14,586,390

Building Products (2.0%)
Universal Forest Products, Inc.	244,105	13,508,771

Capital Markets (2.0%)
The Bank of New York Mellon Corp.	386,046	13,623,563

Chemicals (4.0%)
LSB Industries, Inc.(a)	227,160	8,500,327
The Mosaic Co.	380,275	19,013,750
		27,514,077
Commercial Banks (9.0%)
BB&T Corp.	338,785	13,608,994
Boston Private Financial Holdings, Inc.	955,140	12,923,044
First Interstate Bancsystem, Inc. (Class A)	311,655	8,794,904
The PNC Financial Services Group, Inc.	170,605	14,842,635
Zions Bancorporation	392,034	12,145,213
		62,314,790
Commercial Services & Supplies (2.5%)
The ADT Corp.	229,874	6,884,727
United Stationers, Inc.	257,789	10,587,394
		17,472,121
Communications Equipment (2.2%)
Cisco Systems, Inc.	689,830	15,459,090

Construction & Engineering (4.0%)
KBR, Inc.	580,936	15,499,372
URS Corp.	256,395	12,065,949
		27,565,321
Consumer Finance (2.3%)
Capital One Financial Corp.	204,130	15,750,671

Diversified Consumer Services (1.8%)
American Public Education, Inc.(a)	362,018	12,699,591

Diversified Telecommunication Services (2.0%)
AT&T, Inc.	396,070	13,890,175

Electronic Equipment & Instruments (1.2%)
Fabrinet(a)	382,412	7,942,697

Energy Equipment & Services (8.0%)
Baker Hughes, Inc.	232,594	15,123,262
Key Energy Services, Inc.(a)	1,113,811	10,291,614
Tidewater, Inc.	290,353	14,116,963
Unit Corp.(a)	235,561	15,400,978
		54,932,817
Food Products (3.0%)
Bunge, Ltd.	129,309	10,281,359
Fresh Del Monte Produce, Inc.	373,585	10,299,738
		20,581,097
Health Care Providers & Services (6.9%)
Cardinal Health, Inc.	160,655	11,242,637
Humana, Inc.	60,100	6,774,472
Quest Diagnostics, Inc.	291,410	16,878,467
Triple-S Management Corp. (Class B)(a)	767,180	12,382,285
		47,277,861
Hotels, Restaurants & Leisure (2.6%)
Royal Caribbean Cruises, Ltd.	328,740	17,936,054

Insurance (3.2%)
Endurance Specialty Holdings, Ltd.	128,307	6,906,766
Principal Financial Group, Inc.	331,865	15,262,471
		22,169,237
Machinery (2.1%)
Joy Global, Inc.(b)	249,820	14,489,560

Metals & Mining (3.2%)
Haynes International, Inc.	136,070	7,347,780
RTI International Metals, Inc.(a)	520,398	14,456,656
		21,804,436
Multiline Retail (1.7%)
Kohl's Corp.	205,893	11,694,722

Oil, Gas & Consumable Fuels (5.8%)
Devon Energy Corp.	299,840	20,068,291
Hess Corp.	83,455	6,916,751
Scorpio Tankers, Inc.	1,308,930	13,050,032
		40,035,074
Paper & Forest Products (2.5%)
Boise Cascade Co.(a)	597,586	17,114,863

Pharmaceuticals (6.7%)
Hospira, Inc.(a)	318,447	13,772,833
Pfizer, Inc.	413,575	13,284,029
Teva Pharmaceutical Industries, Ltd. (ADR)	358,265	18,930,722
		45,987,584
Real Estate Investment Trusts (REITs) (4.3%)
Campus Crest Communities, Inc.	1,627,965	14,130,736
Digital Realty Trust, Inc.	296,880	15,758,391
		29,889,127
Road & Rail (1.1%)
Ryder System, Inc.	96,274	7,694,218

Semiconductors (5.3%)
Intel Corp.	550,805	14,216,277
Photronics, Inc.(a)	1,010,019	8,615,462
RF Micro Devices, Inc.(a)	982,511	7,742,187
Teradyne, Inc.(a)	292,805	5,823,891
		36,397,817
Specialty Retail (1.0%)
Murphy USA, Inc.(a)	168,762	6,850,050

Textiles, Apparel & Luxury Goods (1.3%)
Vera Bradley, Inc.(a)(b)	344,735	9,304,398

Thrifts & Mortgage Finance (1.4%)
Washington Federal, Inc.	399,655	9,311,962

TOTAL COMMON STOCKS (Cost $568,292,612)		$683,694,519

SHORT-TERM INVESTMENTS (1.0%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (1.0%)
Citibank (London)(c)(d)	0.03%	$6,575,123	$6,575,123

TOTAL SHORT-TERM INVESTMENTS (Cost $6,575,123)			$6,575,123

TOTAL INVESTMENTS - (100.2%) (Cost $574,867,735)			690,269,642

OTHER ASSETS AND LIABILITIES, NET - (-0.2%)			(1,411,121)
TOTAL NET ASSETS - (100.0%)			$688,858,521

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS (99.7%)	SHARES	VALUE
Auto Components (0.5%)
Superior Industries International, Inc.	800,000	$16,392,000

Building Products (4.1%)
Quanex Building Products Corp.(e)	3,200,000	66,176,000
Universal Forest Products, Inc.(e)	1,100,000	60,874,000
		127,050,000
Capital Markets (0.8%)
Janus Capital Group, Inc.	2,325,000	25,272,750

Chemicals (6.1%)
Intrepid Potash, Inc.(a)(e)	5,500,000	85,030,000
Olin Corp.	950,000	26,229,500
Tronox, Ltd. (Class A)	1,700,000	40,409,000
Zep, Inc.(e)	2,053,000	36,338,100
		188,006,600
Commercial Banks (12.6%)
Associated Banc-Corp.	3,700,000	66,822,000
Capital Bank Financial Corp. (Class A)(a)	400,000	10,044,000
Centerstate Banks, Inc.(e)	1,575,000	17,199,000
Glacier Bancorp, Inc.	1,450,000	42,151,500
Independent Bank Corp.	900,000	35,433,000
Old National Bancorp	4,000,000	59,640,000
Renasant Corp.(e)	1,200,000	34,860,000
TCF Financial Corp.	1,125,000	18,742,500
Umpqua Holdings Corp.	3,450,000	64,308,000
Union First Market Bankshares Corp.	1,582,587	40,229,361
		389,429,361
Communications Equipment (0.9%)
Black Box Corp.(e)	1,172,500	28,538,650

Construction & Engineering (3.3%)
Granite Construction, Inc.(e)	2,595,000	103,618,350

Containers & Packaging (1.7%)
Greif, Inc. (Class A)	975,000	51,177,750

Diversified Consumer Services (3.3%)
DeVry, Inc.	1,050,000	44,509,500
Regis Corp.(e)	4,250,000	58,225,000
		102,734,500
Electric Utilities (0.5%)
El Paso Electric Co.	400,000	14,292,000

Electrical Equipment (3.9%)
Brady Corp. (Class A)	2,150,000	58,372,500
Encore Wire Corp.(e)	1,299,600	63,043,596
		121,416,096
Electronic Equipment & Instruments (3.9%)
CTS Corp.(e)	2,233,373	46,632,828
Electro Rent Corp.	1,138,843	20,032,249
Park Electrochemical Corp.(e)	1,775,000	53,019,250
		119,684,327
Energy Equipment & Services (4.8%)
Gulf Island Fabrication, Inc.(e)	1,400,000	30,254,000
Unit Corp.(a)	1,807,950	118,203,771
		148,457,771
Food Products (0.9%)
Dean Foods Co.	1,700,000	26,282,000

Health Care Equipment & Supplies (1.8%)
Invacare Corp.(e)	2,955,000	56,351,850

Health Care Providers & Services (1.5%)
PharMerica Corp.(a)(e)	1,633,633	45,709,051

Household Durables (1.1%)
MDC Holdings, Inc.	1,225,000	34,643,000

Insurance (0.2%)
OneBeacon Insurance Group, Ltd. (Class A)	385,400	5,958,284

IT Services (1.3%)
Mantech International Corp. (Class A)(e)	1,400,000	41,174,000

Machinery (10.8%)
Albany International Corp. (Class A)	1,175,000	41,759,500
Briggs & Stratton Corp.(e)	2,725,000	60,631,250
Douglas Dynamics, Inc.	800,000	13,936,000
Dynamic Materials Corp.(e)	925,000	17,612,000
ESCO Technologies, Inc.(e)	1,575,000	55,424,250
Federal Signal Corp.(a)(e)	5,806,610	86,518,489
FreightCar America, Inc.(e)	1,150,000	26,726,000
John Bean Technologies Corp.	825,000	25,492,500
Twin Disc, Inc.	275,094	7,245,976
		335,345,965
Media (1.2%)
Harte-Hanks, Inc.(e)	4,250,000	37,570,000

Metals & Mining (3.8%)
Commercial Metals Co.	2,550,000	48,144,000
Globe Specialty Metals, Inc.	175,000	3,643,500
Materion Corp.(e)	1,950,000	66,163,500
		117,951,000
Multiline Retail (1.7%)
Fred's, Inc. (Class A)(e)	2,900,000	52,229,000

Oil, Gas & Consumable Fuels (11.3%)
Comstock Resources, Inc.(e)	2,650,000	60,552,500
Stone Energy Corp.(a)(e)	2,700,000	113,319,000
Ultra Petroleum Corp.(a)	4,000,000	107,560,000
WPX Energy, Inc.(a)	3,750,000	67,612,500
		349,044,000
Professional Services (5.2%)
CDI Corp.(e)	1,800,000	30,870,000
Heidrick & Struggles International, Inc.(e)	1,775,000	35,624,250
Navigant Consulting, Inc.(a)(e)	2,750,000	51,315,000
Resources Connection, Inc.(e)	3,100,000	43,679,000
		161,488,250
Road & Rail (1.4%)
Con-way, Inc.	1,075,000	44,161,000

Semiconductors (5.2%)
Entegris, Inc.(a)	3,500,000	42,385,000
Integrated Device Technology, Inc.(a)	2,900,000	35,467,000
Micrel, Inc.(e)	3,850,000	42,658,000
MKS Instruments, Inc.	1,400,000	41,846,000
		162,356,000
Specialty Retail (2.0%)
Chico's FAS, Inc.	3,950,000	63,318,500

COMMON STOCKS (CONTINUED)		SHARES	VALUE
Thrifts & Mortgage Finance (2.1%)
Berkshire Hills Bancorp, Inc.		$1,175,000	$30,409,000
Brookline Bancorp, Inc.		300,000	2,826,000
Provident Financial Services, Inc.		1,700,000	31,229,000
			64,464,000
Trading Companies & Distributors (1.8%)
GATX Corp.		825,000	56,001,000

TOTAL COMMON STOCKS (Cost $2,420,328,372)			$3,090,117,055

SHORT-TERM INVESTMENTS (0.1%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (0.1%)
Wells Fargo (Grand Cayman)(c)(d)	0.03%	$2,930,725	$2,930,725

TOTAL SHORT-TERM INVESTMENTS (Cost $2,930,725)			$2,930,725

TOTAL INVESTMENTS - (99.8%) (Cost $2,423,259,097)			3,093,047,780

OTHER ASSETS AND LIABILITIES, NET - (0.2%)			4,823,470
TOTAL NET ASSETS - (100.0%)			$3,097,871,250

VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS (92.3%)	SHARES	VALUE
Aerospace & Defense (2.6%)
AAR Corp.	500,000	$12,975,000
Spirit Aerosystems Holdings, Inc. (Class A)(a)	700,000	19,733,000
		32,708,000
Air Freight & Logistics (0.7%)
Pacer International, Inc.(a)	1,000,000	8,960,000

Auto Components (0.4%)
Spartan Motors, Inc.	450,000	2,313,000
Stoneridge, Inc.(a)	250,000	2,807,500
		5,120,500
Beverages (0.1%)
MGP Ingredients, Inc.	267,151	1,803,269

Biotechnology (0.8%)
Myriad Genetics, Inc.(a)(b)(f)	300,000	10,257,000

Capital Markets (0.1%)
Keating Capital, Inc.	100,000	614,000

Chemicals (1.1%)
Landec Corp.(a)	257,801	2,877,059
OMNOVA Solutions, Inc.(a)	400,000	4,152,000
Penford Corp.(a)	336,333	4,829,742
Tronox, Ltd. (Class A)	100,000	2,377,000
		14,235,801
Commercial Banks (5.9%)
CoBiz Financial, Inc.	750,000	8,640,000
Heritage Financial Corp.	300,000	5,076,000
MainSource Financial Group, Inc.	500,000	8,550,000
MidSouth Bancorp, Inc.	550,000	9,256,500
North Valley Bancorp(a)(e)	400,000	9,672,000
Pacific Continental Corp.	400,000	5,504,000
TCF Financial Corp.	1,000,000	16,660,000
Tristate Capital Holdings, Inc.(a)	546,500	7,765,765
Washington Banking Co.	200,000	3,556,000
		74,680,265
Commercial Services & Supplies (1.5%)
Fuel Tech, Inc.(a)	708,000	3,540,000
Perma-Fix Environmental Services, Inc.(a)(e)	800,000	3,904,000
TRC Cos., Inc.(a)(e)(g)	1,750,000	11,637,500
		19,081,500
Communications Equipment (2.8%)
AgJunction, Inc. (CAD)(a)(e)(g)(h)	6,296,000	5,011,742
InterDigital, Inc.	400,000	13,244,000
PC-Tel, Inc.	318,733	2,782,539
Polycom, Inc.(a)	300,000	4,116,000
Westell Technologies, Inc. (Class A)(a)(e)	3,000,000	11,070,000
		36,224,281
Construction & Engineering (3.2%)
Argan, Inc.	500,000	14,865,000
Furmanite Corp.(a)	250,000	2,455,000
Northwest Pipe Co.(a)	400,000	14,464,000
Sterling Construction Co., Inc.(a)(e)	1,000,000	8,670,000
		40,454,000
Diversified Consumer Services (2.1%)
American Public Education, Inc.(a)	50,300	1,764,524
Lincoln Educational Services Corp.(e)	2,385,469	8,993,218
Regis Corp.	902,261	12,360,976
Universal Technical Institute, Inc.	326,518	4,228,408
		27,347,126
Diversified Financial Services (0.5%)
Collection House, Ltd. (AUD)(c)(h)	3,671,436	6,239,388

Electrical Equipment (1.1%)
Magnetek, Inc.(a)(e)	299,999	5,699,981
Pioneer Power Solutions, Inc.(a)(e)	422,838	3,678,691
Powell Industries, Inc.	77,329	5,010,919
		14,389,591
Electronic Equipment & Instruments (1.3%)
CUI Global, Inc.(a)	500,000	5,500,000
Itron, Inc.(a)	150,000	5,331,000
PAR Technology Corp.(a)	300,000	1,467,000
Vishay Precision Group, Inc.(a)	250,000	4,345,000
		16,643,000
Energy Equipment & Services (10.7%)
Dawson Geophysical Co.	250,000	7,002,500
Key Energy Services, Inc.(a)	1,400,000	12,936,000
Newpark Resources, Inc.(a)	2,000,000	22,900,000
TETRA Technologies, Inc.(a)	1,500,000	19,200,000
Unit Corp.(a)	750,000	49,035,000
Willbros Group, Inc.(a)	2,000,000	25,240,000
		136,313,500
Food Products (0.5%)
Hanover Foods Corp., (Class A)(c)(g)	49,250	5,860,750

Health Care Equipment & Supplies (6.6%)
Accuray, Inc.(a)(b)	1,500,000	14,400,000
Digirad Corp.(e)	1,800,000	6,174,000
Fukuda Denshi Co., Ltd. (JPY)(c)(h)	400,000	17,650,990
Invacare Corp.	1,000,000	19,070,000
STAAR Surgical Co.(a)(f)	100,000	1,880,000
Trinity Biotech PLC (ADR)	1,000,000	24,230,000
		83,404,990
Health Care Providers & Services (4.1%)
Cross Country Healthcare, Inc.(a)	845,332	6,821,829
Hooper Holmes, Inc.(a)(e)	6,615,000	3,836,700
LHC Group, Inc.(a)	400,000	8,824,000
PDI, Inc.(a)(e)(g)	1,490,000	6,824,200
The Ensign Group, Inc.	600,000	26,184,000
		52,490,729
Hotels, Restaurants & Leisure (0.9%)
Denny's Corp.(a)	1,250,000	8,037,500
Ruby Tuesday, Inc.(a)	700,000	3,927,000
		11,964,500
Household Durables (0.6%)
Stanley Furniture Co., Inc.(a)(e)	750,000	2,055,000
WCI Communities, Inc.(a)	300,000	5,928,000
		7,983,000
Household Products (0.3%)
Oil-Dri Corp. of America	100,000	3,454,000

Insurance (2.9%)
Endurance Specialty Holdings, Ltd.	200,000	10,766,000
Federated National Holding Co.	400,000	7,328,000
Meadowbrook Insurance Group, Inc.	745,780	4,347,898
State Auto Financial Corp.	100,000	2,131,000
United Insurance Holdings Corp.(e)	840,000	12,272,400
		36,845,298

COMMON STOCKS (CONTINUED)	SHARES	VALUE
Internet Software & Services (0.0%)(i)
TechTarget, Inc.(a)	76,082	$548,551

IT Services (1.9%)
CIBER, Inc.(a)	850,000	3,893,000
Computer Task Group, Inc.	601,332	10,216,631
StarTek, Inc.(a)(e)(g)	1,400,000	9,646,000
		23,755,631
Leisure Equipment & Products (0.2%)
LeapFrog Enterprises, Inc.(a)	400,000	3,000,000

Life Sciences Tools & Services (1.6%)
Cambrex Corp.(a)	1,066,400	20,122,968

Machinery (7.8%)
Astec Industries, Inc.(f)	450,000	19,759,500
Commercial Vehicle Group, Inc.(a)	100,000	912,000
Federal Signal Corp.(a)(f)	1,900,000	28,310,000
Hardinge, Inc.	300,000	4,320,000
Harsco Corp.	300,000	7,029,000
L.B. Foster Co. (Class A)	200,000	9,370,000
Lydall, Inc.(a)	700,000	16,009,000
MFRI, Inc.(a)	198,583	2,702,715
Supreme Industries, Inc. (Class A)(a)(e)	1,338,750	10,321,762
		98,733,977
Metals & Mining (4.5%)
AuRico Gold, Inc. (CAD)(h)	2,000,000	8,720,036
Golden Star Resources, Ltd.(a)(e)	20,000,000	12,080,000
IAMGOLD Corp. (CAD)(h)	5,000,000	17,593,849
Olympic Steel, Inc.	493,830	14,172,921
Synalloy Corp.	355,000	5,097,800
		57,664,606
Multiline Retail (1.7%)
ALCO Stores, Inc.(a)(e)(g)	380,400	3,883,884
Fred's, Inc., (Class A)	1,000,000	18,010,000
		21,893,884
Oil, Gas & Consumable Fuels (6.1%)
Arch Coal, Inc.(b)	1,500,000	7,230,000
Clayton Williams Energy, Inc.(a)	100,000	11,301,000
Scorpio Tankers, Inc.	750,000	7,477,500
Swift Energy Co.(a)(b)(e)	2,250,000	24,210,000
Ultra Petroleum Corp.(a)(b)	1,000,000	26,890,000
		77,108,500
Paper & Forest Products (0.5%)
Western Forest Products, Inc. (CAD)(h)	3,000,000	6,540,027

Personal Products (0.1%)
USANA Health Sciences, Inc.(a)	25,000	1,883,500

Pharmaceuticals (3.2%)
ASKA Pharmaceutical Co., Ltd. (JPY)(c)(h)	500,000	5,026,647
Fuji Pharmaceutical Co., Ltd. (JPY)(c)(h)	500,000	9,809,360
Questcor Pharmaceuticals, Inc.	400,000	25,972,000
		40,808,007
Professional Services (3.2%)
Hudson Global, Inc.(a)(e)(g)	3,000,000	11,340,000
Navigant Consulting, Inc.(a)	1,200,000	22,392,000
RCM Technologies, Inc.(a)(e)(g)	1,100,000	7,403,000
		41,135,000
Real Estate Investment Trusts (REITs) (0.6%)
Campus Crest Communities, Inc.	918,500	7,972,580

Road & Rail (0.8%)
Marten Transport, Ltd.	450,000	9,684,000

Semiconductors (3.9%)
CyberOptics Corp.(a)(e)	500,000	4,155,000
DSP Group, Inc.(a)	500,000	4,320,000
OmniVision Technologies, Inc.(a)(f)	500,000	8,850,000
RF Micro Devices, Inc.(a)	1,500,000	11,820,000
Silicon Image, Inc.(a)	1,000,000	6,900,000
TriQuint Semiconductor, Inc.(a)	1,000,000	13,390,000
		49,435,000
Software (2.6%)
Actuate Corp.(a)	1,500,000	9,030,000
ePlus, Inc.(a)	352,795	19,671,849
Progress Software Corp.(a)	208,900	4,554,020
		33,255,869
Specialty Retail (1.4%)
bebe stores, Inc.	300,000	1,836,000
Destination XL Group, Inc.(a)	1,000,000	5,640,000
Murphy USA, Inc.(a)	200,000	8,118,000
Systemax, Inc.(a)	107,386	1,601,125
		17,195,125
Thrifts & Mortgage Finance (0.9%)
Brookline Bancorp, Inc.	250,000	2,355,000
HF Financial Corp.(g)	350,000	4,690,000
Home Loan Servicing Solutions Ltd.	200,000	4,320,000
		11,365,000
Trading Companies & Distributors (0.5%)
Houston Wire & Cable Co.	273,433	3,590,175
Lawson Products, Inc.(a)	90,683	1,457,276
Transcat, Inc.(a)	100,000	937,000
		5,984,451

TOTAL COMMON STOCKS (Cost $861,265,206)		$1,175,161,164

SHORT-TERM INVESTMENTS (8.1%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (8.1%)
Citibank (London)(c)(d)	0.03%	$8,555,963	$8,555,963
Wells Fargo (Grand Cayman)(c)(d)	0.03	95,105,789	95,105,789

TOTAL SHORT-TERM INVESTMENTS (Cost $103,661,752)			$103,661,752

TOTAL INVESTMENTS - (100.4%) (Cost $964,926,958)			1,278,822,916

OTHER ASSETS AND LIABILITIES, NET - (-0.4%)			(5,339,524)
TOTAL NET ASSETS - (100.0%)			$1,273,483,392

HEARTLAND INTERNATIONAL VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS (86.7%)	SHARES	VALUE
Australia (0.2%)
Collection House, Ltd. (AUD)(c)(h)	38,557	$65,525

Brazil (0.7%)
Mahle-Metal Leve SA Industria e Comercio (BRL)(h)	20,000	210,225

Canada (13.7%)
Bombardier, Inc. (Class B) (CAD)(h)(j)	330,000	1,226,866
Canam Group, Inc. (CAD)(h)	55,000	686,070
IAMGOLD Corp. (CAD)(h)	225,000	791,723
Penn West Petroleum, Ltd. (CAD)(h)(j)	100,000	835,821
Yamana Gold, Inc. (CAD)(h)(j)	80,000	700,497
		4,240,977
China (4.6%)
Wasion Group Holdings, Ltd. (HKD)(c)(h)	2,000,000	1,426,280

Germany (5.5%)
DMG Mori Seiki AG (EUR)(c)(h)(j)	15,000	460,593
Einhell Germany AG (EUR)(c)(h)	14,000	587,425
KSB AG (EUR)(c)(h)	1,000	642,160
		1,690,178
Great Britain (2.3%)
McBride PLC (GBP)(h)	400,000	706,867

Hong Kong (9.2%)
Cathay Pacific Airways, Ltd. (HKD)(c)(h)(j)	375,000	700,419
Clear Media, Ltd. (HKD)(h)	1,000,000	903,758
Keck Seng Investments (HKD)(h)	1,600,000	1,247,986
		2,852,163
Ireland (1.9%)
Trinity Biotech PLC (ADR)	25,000	605,750

Japan (26.5%)
Alps Logistics Co., Ltd. (JPY)(c)(h)	50,000	503,945
Fuji Pharma Co., Ltd. (JPY)(c)(h)	40,000	784,749
Fukuda Denshi Co., Ltd. (JPY)(c)(h)	21,000	926,677
Japan Pure Chemical Co., Ltd. (JPY)(c)(h)	30,000	665,022
Kurita Water Industries, Ltd. (JPY)(c)(h)(j)	40,000	868,457
Medikit Co., Ltd. (JPY)(c)(h)	20,000	593,497
Miraial Co., Ltd. (JPY)(c)(h)	40,000	563,524
NIFCO, Inc. (JPY)(c)(h)	12,000	339,258
Nippon Seiki Co., Ltd. (JPY)(c)(h)	60,000	1,025,086
Takamatsu Construction Group Co., Ltd. (JPY)(c)(h)	40,000	710,197
Yokogawa Electric Corp. (JPY)(c)(h)(j)	30,000	485,002
Yushin Precision Equipment Co., Ltd. (JPY)(c)(h)	25,000	729,359
		8,194,773
Kazakhstan (4.0%)
Halyk Savings Bank of Kazakhstan JSC (GDR)(j)	75,000	622,500
KazMunaiGas Exploration Production JSC (GDR)(j)	45,000	630,000
		1,252,500
Malaysia (1.0%)
Wah Seong Corp. Bhd (MYR)(c)(h)	507,908	296,901

Norway (1.6%)
TGS Nopec Geophysical Co. ASA (NOK)(c)(h)(j)	15,000	491,068

Russia (1.9%)
VSMPO-AVISMA Corp.(c)(j)	3,000	582,653

South Korea (11.1%)
Daekyo Co., Ltd. (KRW)(c)(h)	125,000	777,460
Mirae Asset Securities Co., Ltd. (KRW)(c)(h)(j)	30,000	1,170,296
NongShim Co., Ltd. (KRW)(c)(h)(j)	3,000	842,457
Samsung Securities Co., Ltd. (KRW)(c)(h)(j)	17,500	643,738
		3,433,951
Ukraine (2.5%)
Avangardco Investments Public, Ltd. (GDR)(a)	30,000	291,000
Motor Sich JSC (GDR) (EUR)(h)	25,000	489,068
		780,068

TOTAL COMMON STOCKS (Cost $22,831,289)		$26,829,879

PREFERRED STOCK (4.4%)
Brazil (4.4%)
Banco ABC Brasil SA (BRL)(h)	160,000	$886,382
Cia de Saneamento do Parana (BRL)(h)	200,000	475,980
		1,362,362

TOTAL PREFERRED STOCK (Cost $1,354,740)		$1,362,362

SHORT-TERM INVESTMENTS (6.8%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (6.8%)
JPMorgan Chase (Hong Kong)(c)(d)	0.03%	$2,099,814	$2,099,814

TOTAL SHORT-TERM INVESTMENTS (Cost $2,099,814)			$2,099,814

TOTAL INVESTMENTS - (97.9%) (Cost $26,285,843)			30,292,055

OTHER ASSETS AND LIABILITIES, NET - (2.1%)			644,960
TOTAL NET ASSETS - (100.0%)			$30,937,015

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Loaned security. A portion or all of the security was on loan at March 31, 2014. See Note 5 in Notes to Schedules of Investments.
(c)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.
(d)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2014.
(e)	Affiliated company. See Note 8 in Notes to Schedules of Investments.
(f)	All or a portion of the security is pledged as collateral on written options. The aggregate market value of the collateralized securities totals $31,338,000 as of March 31, 2014. See Note 4 in Notes to Schedules of Investments.
(g)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Schedules of Investments.
(h)	Traded in a foreign country.
(i)	Less than 0.005% of net assets.
(j)	All or a portion of the security is pledged as collateral on futures. The aggregate market value of the collateralized securities totals $9,707,480 as of March 31, 2014. See Note 4 in Notes to Schedules of Investments.

Common Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is the Norwegian term for a public limited company.
Bhd	Berhad is a Malaysian term for private company.
GDR	Global Depositary Receipt.
JSC	Joint Stock Company is a company which has the capital of its members pooled in a common fund.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Sociedad Anonima is the Spanish equivalent of a publicly held corporation.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norway Krone

Percentages are stated as a percent of net assets.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

Foreign country classifications for each security are generally determined by referencing country of domicile sourced from FactSet Research Systems, Inc., FactSet Fundamentals. All rights reserved.

See Notes to Schedules of Investments.

INTERNATIONAL VALUE FUND - SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2014
			Expiration	Underlying Face Amount	Unrealized
Description	Position	Contracts	Date	at Value (Note 4)	Appreciation
Euro FX Currency Future	Short	(12)	6/17/14	$(2,066,100)	$1,508
Japan Yen FX Currency Future	Short	(63)	9/16/14	(7,636,388)	1,740
Total Futures Contracts Sold				$(9,702,488)	$3,248

notes to schedules of Investments

March 31, 2014 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Value Plus Fund, Value Fund, and International Value Fund (each a “Fund” and collectively, the “Funds”; 100,000,000, 100,000,000, 150,000,000, and 100,000,000 shares authorized respectively), each of which is a diversified fund, are issued by the Corporation. The Select Value Fund, Value Plus Fund, and Value Fund offer Investor Class and Institutional Class shares. The Institutional Class commenced operations on May 1, 2008. The International Value Fund offers an Investor Class. The International Value Fund was a previously operational fund which was a series of Trust for Professional Managers (the “Predecessor Fund”), a Delaware statutory trust. On April 29, 2013, the Board of Directors of the Corporation (the “Board”) approved the reorganization into the International Value Fund, a newly formed series of the Corporation. The International Value Fund’s fiscal year end changed from May 31 to December 31. The inception date of the Predecessor Fund is October 1, 2010.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 in the FASB ASC Topic 820 hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments in the Statements of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(d)	At March 31, 2014, 5.21% of the Value Fund’s net assets were illiquid as defined pursuant to guidelines established by the Board.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of March 31, 2014, the Funds did not hold any restricted securities.

(f)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(g)	The Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow the Fair Value Statement, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes short term investments in time deposits, international securities that use a systematic fair valuation model and portfolio securities lacking any sales referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014:

		LEVEL 2
		Other	LEVEL 3
		Significant	Significant
	LEVEL 1	Observable	Unobservable
Fund Name	Quoted Prices(1)	Inputs(1)(2)	Inputs(3)	TOTAL
SELECT VALUE FUND
Common Stocks	$683,694,519	$–	$–	$683,694,519
Short-Term Investments	–	6,575,123	–	6,575,123

VALUE PLUS FUND
Common Stocks	3,090,117,055	–	–	3,090,117,055
Short-Term Investments	–	2,930,725	–	2,930,725

VALUE FUND
Common Stocks	1,130,574,029	44,587,135	–	1,175,161,164
Short-Term Investments	–	103,661,752	–	103,661,752
Other Financial Instruments(4)
Written Options	–	(717,500)	–	(717,500)

LEVEL 2
		Other	LEVEL 3
		Significant	Significant
	LEVEL 1	Observable	Unobservable
Fund Name	Quoted Prices(1)	Inputs(1)(2)	Inputs(3)	TOTAL

INTERNATIONAL VALUE FUND
Common Stocks
Australia	$–	$65,525	$–	$65,525
Brazil	210,225	–	–	210,225
Canada	4,240,977	–	–	4,240,977
China	–	1,426,280	–	1,426,280
Germany	–	1,690,178	–	1,690,178
Great Britain	706,867	–	–	706,867
Hong Kong	2,151,744	700,419	–	2,852,163
Ireland	605,750	–	–	605,750
Japan	–	8,194,773	–	8,194,773
Kazakhstan	1,252,500	–	–	1,252,500
Malaysia	–	296,901	–	296,901
Norway	–	491,068	–	491,068
Russia	–	582,653	–	582,653
South Korea	–	3,433,951	–	3,433,951
Ukraine	780,068	–	–	780,068
Total Common Stocks	9,948,131	16,881,748	–	26,829,879
Preferred Stock	1,362,362	–	–	1,362,362
Short-Term Investments	–	2,099,814	–	2,099,814
Other Financial Instruments(4)
Futures Contract	3,248	–	–	3,248

(1)	The Funds measure transfers between levels as of the beginning and end of the financial reporting period. Transfers between Level 1 and Level 2 as of March 31, 2014 resulted from securities priced using a systematic fair valuation model or quoted prices which were not active at either the beginning or end of the period.

Security amounts in the International Value Fund that were transferred into and out of Levels 1 and 2 at March 31, 2014 were as follows:

INTERNATIONAL VALUE FUND	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$2,195,087	$—	$—	$(2,195,087)
Short-Term Investments	—	—	—	—
Total	$2,195,087	$—	$—	$(2,195,087)

(2)	For detailed industry descriptions and common stocks identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(3)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the three months ended March 31, 2014, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(4)	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls, covered puts, and futures, which are valued at net unrealized appreciation (depreciation).

(4)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, options on futures contracts to: (a) hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) manage exposure to changing interest rates (duration management); (c) enhance total return; or (d) invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. As of March 31, 2014, the Funds did not hold any warrants.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The average notional amount of long and short futures contracts held by the International Value Fund during the three months ended March 31, 2014 was $10,006,762. As of March 31, 2014, the Select Value, Value Plus, and Value Funds had no open futures positions.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The fair value of derivative instruments held by the International Value Fund as reported in the Schedule of Open Futures Contracts as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Asset Derivative	Value	Liability Derivative	Value
Foreign Exchange Currency Contracts – Futures	Net assets – Unrealized appreciation*	$3,248	Net assets – Unrealized depreciation*	$-
Total		$3,248		$-

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Value Fund had the following transactions in written covered call/put options during the three months ended March 31, 2014:

Fund Name	Number of Contracts	Premiums
VALUE FUND Balance as of December 31, 2013	2,000	$157,997
Options Written	29,100	1,361,076
Options Expired	(17,100)	(935,045)
Options Closed	–	–
Options Exercised	–	–
Options Split	–	–
Balance as of March 31, 2014	14,000	$584,028

Fund Name	Number of Contracts	Options Written at Value*
VALUE FUND
Astec Industries, Inc. $45.00, 4/19/2014 (Covered Call)	(1,000)	$(50,000)
Federal Signal Corp. $15.00, 4/19/2014 (Covered Call)	(4,000)	(120,000)
Myriad Genetics, Inc. $36.00, 4/19/2014 (Covered Call)	(3,000)	(225,000)
OmniVision Technologies, Inc. $18.00, 4/19/2014 (Covered Call)	(5,000)	(200,000)
STAAR Surgical Co. $20.00, 5/17/2014 (Covered Call)	(1,000)	(122,500)
Total Written Options	(14,000)	$(717,500)

* Amounts reflect a liability of the Fund.

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011 (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the market value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.

Securities on loan held by the Select Value and Value Funds as of March 31, 2014 are footnoted in the applicable Schedule of Investments. The Value Plus and International Value Funds did not engage in securities lending during the reporting period.

(6)	INVESTMENT TRANSACTIONS

During the three months ended March 31, 2014, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government obligations.

Fund	Cost of Purchases	Proceeds from Sales
Select Value Fund	$146,322,090	$174,437,551
Value Plus Fund	188,935,364	327,535,246
Value Fund	144,464,757	169,663,051
International Value Fund	2,693,021	3,784,094

(7)	FEDERAL INCOME TAX INFORMATION

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for Federal income tax purposes as of March 31, 2014 are noted below.

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET TAX GROSS UNREALIZED APPRECIATION ON INVESTMENTS
Select Value Fund	$574,888,289	$129,026,645	$(13,645,292)	$115,381,353
Value Plus Fund	2,429,021,449	765,978,967	(101,952,636)	664,026,331
Value Fund	977,127,692	395,514,524	(93,819,300)	301,695,224
International Value Fund	26,342,210	5,077,985	(1,128,140)	3,949,845

(8)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Value Plus and Value Funds; that is, the respective Fund held 5% or more of their outstanding voting securities during the three months ended March 31, 2014. The Select Value and International Value Funds had no transactions with affiliates during the period.

VALUE PLUS FUND

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2014	PURCHASES	SALES	SHARE BALANCE AT March 31, 2014	DIVIDENDS	REALIZED GAINS (LOSSES)
Black Box Corp.	1,172,500	-	-	1,172,500	$105,525	$-
Briggs & Stratton Corp.	2,600,000	150,000	25,000	2,725,000	330,000	7,220
CDI Corp.	1,800,000	-	-	1,800,000	234,000	-
Centerstate Banks, Inc.	1,575,000	-	-	1,575,000	15,750	-
Comstock Resources, Inc.	1,850,000	800,000	-	2,650,000	306,250	-
CONMED Corp.	1,400,000	-	1,400,000	-	77,013	35,347,048
CTS Corp.	2,579,843	-	346,470	2,233,373	89,882	2,840,484
Dynamic Material Corp.	75,267	849,733	-	925,000	36,000	-
Encore Wire Corp.	1,400,000	-	100,400	1,299,600	-	2,866,248
ESCO Technologies, Inc.	1,525,000	50,000	-	1,575,000	-	-
Federal Signal Corp.	5,834,200	-	27,590	5,806,610	-	(18,749)
Fred's, Inc. (Class A)	3,100,000	-	200,000	2,900,000	178,266	871,005
FreightCar America, Inc.	975,000	175,000	-	1,150,000	63,623	-
Granite Construction, Inc.	2,650,000	-	55,000	2,595,000	337,350	298,124
Gulf Island Fabrication, Inc.	1,400,000	-	-	1,400,000	140,000	-
Harte-Hanks, Inc.	4,250,000	-	-	4,250,000	361,250	-
Heidrick & Struggles International, Inc.	1,775,000	-	-	1,775,000	230,750	-
Intrepid Potash, Inc.	5,500,000	-	-	5,500,000	-	-
Invacare Corp.	2,955,000	-	-	2,955,000	-	-
ManTech International Corp. (Class A)	1,375,000	25,000	-	1,400,000	294,000	-
Materion Corp.	1,950,000	-	-	1,950,000	156,000	-
Micrel, Inc.	3,850,000	-	-	3,850,000	192,500	-
Navigant Consulting, Inc.	2,850,000	-	100,000	2,750,000	-	69,596
Park Electrochemical Corp.	1,675,000	100,000	-	1,775,000	4,375,000	-
PharMerica Corp.	2,288,091	50,000	704,458	1,633,633	-	8,076,461
Quanex Building Products Corp.	3,100,000	100,000	-	3,200,000	128,000	-
Regis Corp.	4,250,000	250,000	250,000	4,250,000	-	(1,126,709)
Renasant Corp.	1,674,322	-	474,322	1,200,000	204,000	6,007,323
Resources Connection, Inc.	3,200,000	-	100,000	3,100,000	217,000	165,581
Stone Energy Corp.	2,950,000	-	250,000	2,700,000	-	1,954,609
Universal Forest Products, Inc.	1,125,000	-	25,000	1,100,000	-	422,553
Zep, Inc.	2,053,000	-	-	2,053,000	102,650	-
					$8,174,809	$57,780,794

VALUE FUND

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2014	PURCHASES	SALES	SHARE BALANCE AT March 31, 2014	DIVIDENDS	REALIZED GAINS (LOSSES)
AgJunction, Inc.	6,296,000	-	-	6,296,000	$-	$-
ALCO Stores, Inc.	380,400	-	-	380,400	-	-
CyberOptics Corp.	404,963	95,037	-	500,000	-	-
Digirad Corp.	1,800,000	-	-	1,800,000	90,000	-
Dynamics Research Corp.	818,400	-	818,400	-	-	831,914
Golden Star Resources, Ltd.	20,000,000	-	-	20,000,000	-	-
Hooper Holmes, Inc.	6,615,000	-	-	6,615,000	-	-
Hudson Global, Inc.	3,000,000	-	-	3,000,000	-	-
Lincoln Educational Services Corp.	2,300,469	85,000	-	2,385,469	161,268	-
Magnetek, Inc.	299,999	-	-	299,999	-	-
North Valley Bancorp	400,000	-	-	400,000	-	-
PDI, Inc.	1,490,000	-	-	1,490,000	-	-
Perma-Fix Environmental Services, Inc.	800,000	-	-	800,000	-	-
Pioneer Power Solutions, Inc.	416,538	6,300	-	422,838	-	-
RCM Technologies, Inc.	1,100,000	-	-	1,100,000	-	-
Stanley Furniture Co., Inc.	750,000	-	-	750,000	-	-
StarTek, Inc.	1,400,000	-	-	1,400,000	-	-
Sterling Construction Co., Inc.	750,000	250,000	-	1,000,000	-	-
Supreme Industries, Inc. (Class A)	1,338,750	-	-	1,338,750	-	-
Swift Energy Co.	1,500,000	750,000	-	2,250,000	-	-
TRC Cos., Inc.	1,750,000	-	-	1,750,000	-	-
United Insurance Holdings Corp.	1,076,459	-	236,459	840,000	40,000	2,175,868
Westell Technologies, Inc. (Class A)	3,577,762	-	577,762	3,000,000	-	2,074,178
					$291,268	$5,081,960

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
Chief Executive Officer

Date:	May 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
Chief Executive Officer

Date:	May 6, 2014

By:	/s/ Nicole J. Best
Nicole J. Best
VP - Treasurer & Principal Accounting Officer

Date:	May 6, 2014